American Municipal Term Trusts - 1996 Annual Report

1996 Annual Report

                                             AMERICAN
                                             MUNICIPAL
                                             TERM
                                             TRUSTS


                                               AXT
                                               BXT
                                               CXT


                                             [LOGO]

[LOGO]

CONTENTS

President's Letter . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

Letter to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . 3

Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . 8

Investments in Securities

     AXT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .21

     BXT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .26

     CXT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .31

Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . .35

Federal Tax Information  . . . . . . . . . . . . . . . . . . . . . . . . .36

Shareholder Update . . . . . . . . . . . . . . . . . . . . . . . . . . . .38

Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . .42

Glossary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .45


AMERICAN MUNICIPAL TERM TRUSTS
------------------------------

PRIMARY INVESTMENTS
High-quality municipal obligations including municipal zero-coupon securities.


FUND OBJECTIVE
American Municipal Term Trust (AXT), American Municipal Term Trust II (BXT), and American Municipal Term Trust III (CXT) are diversified, closed-end investment management companies. The investment objectives of AXT, BXT and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2001; April 15, 2002; and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. The funds' income may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisers. As with other investment companies, there can be no assurance that each fund will achieve its objective.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]
William H. Ellis
President
Piper Capital
Management
--------------------------------------------------------------------------------

February 18, 1997
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

     Check out the best sellers' list at your local bookstore. You'll notice a number of books about companies that have gone through dramatic changes in recent years. Surprising? Not really. Every company experiences change periodically. And we're no exception. At Piper Capital Management, we've made significant changes to enhance our ability to achieve consistent, competitive performance and provide a higher level of quality service.

     We've upgraded our toll-free telephone system so you spend less time listening to voice response and more time receiving information you can put to use. Also, when calling our toll-free number, you now have the option to listen to our portfolio managers talk about their current investment strategies. Find out the many ways to reach us on the back page of this report.

     Take a close look at the annual report in your hand. We've made our portfolio managers' commentaries simpler and more inviting, and added a glossary of terms at the back to help you understand commonly used financial terms. Whenever you see this symbol***, it indicates a term defined in the glossary.

     You'll hear the word "team" more often when we talk about our portfolio managers. We've enhanced our approach, allowing managers to interact more frequently and share their best ideas to improve the investment capabilities of Piper Capital.

     The recent changes we have made represent a new way of doing business at Piper Capital - an approach we believe will enable us to establish an unparalleled reputation for prudent investing and high-quality service.

     That said, we look forward to serving your future financial needs and exceeding your expectations in every way we can. Thank you for your investment.


Sincerely,

/s/ William H. Ellis

William H. Ellis


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

     1996 Annual Report                1         American Municipal Term Trusts

AVERAGE ANNUALIZED TOTAL RETURNS
-------------------------------------------------------------------------------

Based on net asset value for the period ended December 31, 1996.
-------------------------------------------------------------------------------

                                     ONE YEAR     FIVE YEAR     SINCE INCEPTION

AMERICAN MUNICIPAL TERM TRUST
  (AXT, inception 3/27/91)..........   3.47%        9.14%            9.90%
AMERICAN MUNICIPAL TERM TRUST II
  (BXT, inception 9/26/91)..........   3.33%        9.39%            9.80%
AMERICAN MUNICIPAL TERM TRUST III
  (CXT, inception 11/27/92).........   3.65%         N/A             9.43%


Average annualized total return figures are through December 31, 1996, are based on the change in net asset value (NAV) and reflect the reinvestment of distributions but not sales charges. NAV-based performance is used to measure investment management results.

Average annualized total return figures based on the change in market price for the one-year, five-year and since inception periods ended December 31, 1996, were 9.06%, 8.62% and 8.47% for AXT and 7.66%, 8.03% and 7.57% for BXT. The
one-year and since inception figures were 8.38% and 6.73% for CXT. These figures also assume reinvested distributions and do not reflect sales charges.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost.


-------------------------------------------------------------------------------

1996 Annual Report                     2         American Municipal Term Trusts

AMERICAN MUNICIPAL TERM TRUSTS
--------------------------------------------------------------------------------


[PHOTO]
DOUG WHITE, CFA,
shares responsibility
for the management
of the American
Municipal Term
Trusts. He has 14
years of financial
experience.
-------------------------------------------------------------------------------

February 18, 1997
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

WE WERE PLEASED WITH THE PERFORMANCE OF THE AMERICAN MUNICIPAL TERM TRUSTS (AXT, BXT AND CXT) DURING FISCAL YEAR 1996. They continued to earn a high level of current income, and their net asset values remained above the investment objective of $10 per share at termination, despite a slight decrease during the year due to a rise in interest rates. The charts below and on the following page will help you evaluate the funds' performance. They show each fund's net asset value and the history of distributions paid by each fund since inception. On December 31, 1996, the net asset values for AXT, BXT and CXT were $11.52, $11.43 and $10.92, respectively. In addition, the funds maintained their monthly common stock distributions of $0.0542, $0.0517 and $0.0475, respectively, which have been unchanged since each fund's inception.

--------------------------------------------------------------------------------
NET ASSET VALUE SUMMARY PER SHARE
--------------------------------------------------------------------------------
Common Shares                                    AXT          BXT         CXT
                                              Inception   Inception  Inception
                                               3/27/91     9/26/91     11/27/92

Initial Offering Price                         $10.00      $10.00      $10.00
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                  - $0.67     - $0.66     - $0.67

Accumulated Realized Gains or Losses At
12/31/96                                      + $0.03      +$0.00      +$0.01
-------------------------------------------------------------------------------
SUBTOTAL                                        $9.36       $9.34       $9.34
Undistributed Net Investment Income
(Dividend Reserve) At 12/31/96                + $0.63     + $0.60     + $0.38

Unrealized Appreciation on Investments  At
12/31/96                                     + $1.53     + $1.49      + $1.20
-------------------------------------------------------------------------------
NET ASSET VALUE ON 12/31/96                    $11.52      $11.43      $10.92


-------------------------------------------------------------------------------

      1996 Annual Report               3       American Municipal Term Trusts

--------------------------------------------------------------------------------

[PHOTO]
Ron Reuss, ISFA,
shares responsibility for the management of the American Municipal Term Trusts. He has 28 years of financial experience.
-------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 1996, THE NET ASSET VALUE TOTAL RETURNS FOR
AXT, BXT AND CXT WERE 3.47%, 3.33% AND 3.65%, RESPECTIVELY. Based on market price, the funds' total returns for the year were 9.06%, 7.66% and 8.38%.* Beginning with this annual report, we have stopped comparing the funds' performance to a market benchmark, *** because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors upon the funds' termination dates. As the funds approach their termination dates, we will continue to shorten their average maturities, so a benchmark comparison becomes less and less useful in measuring results.

THROUGHOUT THE YEAR, BONDS REACTED TO VOLATILITY IN INTEREST RATES. In the first half of 1996, bonds generally had negative returns because of a rise in interest rates. However, municipal bonds, including those in the American Municipal Term Trusts, performed better than most of their taxable counterparts for three principal reasons: subsiding concerns about tax reform, a decreased supply of new issues, and favorable after-tax yields for municipal bonds in comparison to taxable bonds. This favorable performance continued for most of the year, before making a

* All returns include reinvested distributions, but not sales charges. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
DISTRIBUTION HISTORY
-------------------------------------------------------------------------------


                                                            AXT         BXT             CXT
                                                          Inception     Inception      Inception
                                                          3/27/91       9/26/91        11/27/92

Total Monthly Income Distributions Through 12/31/96
  Common Shareholders                                       $3.74          $3.26       $2.33
  Preferred Shareholders (On a Common Share Basis)          $0.93          $0.82       $0.63
Total Capital Gains Distributions to Common
Shareholders Through 12/31/96                               $0.05          $0.04       $0.00



*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

-------------------------------------------------------------------------------

      1996 Annual Report               4       American Municipal Term Trusts

--------------------------------------------------------------------------------

sharp reversal in October when a substantial drop in yields during September prompted municipal issuers to flood the market with new bonds, which forced prices down. Rates fell (and prices rose) in November, but then mixed signals about inflation triggered rising municipal interest rates from early December through year-end, with a corresponding drop in municipal bond prices.

IN THIS ENVIRONMENT, WE CONTINUED OUR STRATEGY OF SHORTENING EACH FUND'S AVERAGE MATURITY AS IT MOVES TOWARD ITS SCHEDULED TERMINATION DATE. We do this by reducing holdings in longer-maturity bonds and adding securities with maturities near the funds' termination dates. (See chart below.) These steps reduce interest rate risk *** and help move the funds toward their objective of returning $10 per share at maturity. The closer a bond's maturity date is to the fund's termination date, the more certain we can be of the value of the bond at termination. In other words, the value of the bond will be less affected by interest rate fluctuations at the time of termination. Please note the security may still be subject to credit risk. Also, income on shorter-maturity bonds may be lower; as a result, the funds' income levels may decrease as they near termination. We continue to monitor the funds' progress closely as they move toward their termination dates and make adjustments as appropriate.

DUE TO THIS MATURITY-SHORTENING ACTIVITY OVER THE PAST YEAR, THE FUNDS REALIZED SMALL NET LONG-TERM CAPITAL GAINS, WHICH ARE TAXABLE TO SHAREHOLDERS. Because interest rates are now lower than when the


PERCENTAGE OF BONDS MATURING WITHIN A YEAR OF TERMINATION
--------------------------------------------------------------------------------
The graph below illustrates the percentage of bonds in each fund with maturity dates within a year of the funds' termination dates.


                                              AXT       BXT        CXT
                                            Inception Inception Inception
                                             3/27/91   9/26/91   11/27/92

At the fund's inception                         0%        0%          0%
As of December 31, 1996                        58%       48%         16%

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

     1996 Annual Report                5         American Municipal Term Trusts

--------------------------------------------------------------------------------

funds were originally structured, most holdings are currently at unrealized gains. Therefore, unless interest rates on municipal bonds rise (and, therefore, prices fall) before or during any future trading, the funds may incur capital gains on the sales transactions and may pay out additional capital gains. This maturity-shortening activity also slightly reduced the funds' income, though the funds continue to earn more than their monthly common and preferred stock *** dividends and add to their dividend reserves. (Please remember these reserves may be reduced or eliminated over time to pay dividends.)

THE SUPPLY OF NEW MUNICIPAL BONDS IS EXPECTED TO INCREASE 8%-12% IN 1997 VERSUS 1996, TO APPROXIMATELY $193 BILLION. If the current modest pace of economic growth and comparatively low inflation continues, we would expect a relatively benign interest rate environment in 1997. In this scenario, the funds should remain attractive vehicles for investors seeking income free from regular federal income tax. As always, we will apply our proprietary credit analysis to existing holdings and new purchases as we work toward meeting the funds' objectives.

We appreciate your investment in the American Municipal Term Trusts. We look forward to continuing our relationship with you and helping you meet your investment goals in the new fiscal year and beyond.

Sincerely,


/s/ Douglas J. White

Douglas J. White
Portfolio Manager


/s/ Ronald R. Reuss

Ronald R. Reuss
Portfolio Manager

***-This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.
-------------------------------------------------------------------------------

1996 Annual Report                      6         American Municipal Term Trusts

-------------------------------------------------------------------------------

PORTFOLIO COMPOSITIONS
--------------------------------------------------------------------------------
As a percentage of total assets on December 31, 1996.

American Municipal Term Trust  (AXT)

Water/Sewer/Polution Control Revenue................. 11%
Leasing Revenue......................................  3%
Education Revenue....................................  6%
Other Assets.........................................  4%
Sales/Excise Tax Revenue............................. 14%
Hospital Revenue..................................... 18%
Industrial Development Revenue.......................  4%
Airport Revenue......................................  1%
General Obligations.................................. 12%
Housing Revenue......................................  1%
Electric Revenue..................................... 26%


American Municipal Term Trust II(BXT)

Water/Sewer/Pollution Control Revenue................ 10%
Leasing Revenue......................................  5%
Education Revenue....................................  8%
Other Assets.........................................  3%
Multiple Utility Revenue.............................  1%
General Obligations.................................. 12%
Hospital Revenue..................................... 23%
Industrial Development Revenue.......................  5%
Sales/Excise Tax Revenue.............................  6%
Airport Revenue......................................  1%
Housing Revenue......................................  2%
Miscellaneous Revenue................................  7%
Electric Revenue..................................... 17%


American Municipal Term Trust III(CXT)

Water/Sewer/Pollution Control Revenue................ 21%
Education Revenue....................................  3%
Other Assets.........................................  3%
Sales/Excise Tax Revenue.............................  2%
Leasing Revenue...................................... 13%
Hospital Revenue..................................... 20%
Housing Revenue......................................  4%
Miscellaneous Revenue................................  3%
General Obligations.................................. 13%
Multiple Utility Revenue.............................  4%
Electric Revenue..................................... 14%

--------------------------------------------------------------------------------

1996 Annual Report                     7         American Municipal Term Trusts

Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  December 31, 1996
 ..................................................................

                                                                                AMERICAN       AMERICAN
                                                                AMERICAN       MUNICIPAL       MUNICIPAL
                                                                MUNICIPAL      TERM TRUST     TERM TRUST
                                                               TERM TRUST          II             III
                                                              -------------   ------------   -------------
ASSETS:
Investments in securities at market value* (note 2) ........  $139,732,926    $121,138,440   $ 83,700,299
Cash in bank on demand deposit .............................        92,667         85,520         186,512
Accrued interest receivable ................................     2,491,046      1,933,907       1,172,741
                                                              -------------   ------------   -------------
  Total assets .............................................   142,316,639    123,157,867      85,059,552
                                                              -------------   ------------   -------------

LIABILITIES:
Common stock dividends payable ($0.0542; $0.0517 and $0.0475
  per share, respectively) .................................       458,261        380,296         251,750
Preferred stock dividends payable (note 3) .................        28,993          3,801           7,288
Payable for investment securities purchased on a when-issued
  basis ....................................................     1,890,959      1,626,937         305,047
Accrued investment management fee ..........................        29,702         25,704          17,909
Accrued remarketing agent fee ..............................         7,970          5,396           2,401
Accrued administrative fee .................................        17,821         15,422          10,746
                                                              -------------   ------------   -------------
  Total liabilities ........................................     2,433,706      2,057,556         595,141
                                                              -------------   ------------   -------------
Net assets applicable to outstanding capital stock .........  $139,882,933    $121,100,311   $ 84,464,411
                                                              -------------   ------------   -------------
                                                              -------------   ------------   -------------

REPRESENTED BY:
Preferred stock - authorized 1 million shares for each fund
  of $25,000 liquidation preference per share; outstanding,
  1,700; 1,480 and 1,064 shares, respectively (note 3) .....  $ 42,500,000    $37,000,000    $ 26,600,000
                                                              -------------   ------------   -------------
Common stock - authorized 200 million shares for each fund
  of $0.01 par value; outstanding, 8,455,000; 7,355,820 and
  5,300,000, respectively ..................................        84,550         73,558          53,000
Additional paid-in capital .................................    78,849,154     68,704,232      49,431,420
Undistributed net investment income ........................     5,318,473      4,440,413       2,008,961
Accumulated net realized gain on investments ...............       256,436             --          78,074
Unrealized appreciation of investments .....................    12,874,320     10,882,108       6,292,956
                                                              -------------   ------------   -------------

  Total - representing net assets applicable to outstanding
    common stock ...........................................    97,382,933     84,100,311      57,864,411
                                                              -------------   ------------   -------------

  Total net assets .........................................  $139,882,933    $121,100,311   $ 84,464,411
                                                              -------------   ------------   -------------
                                                              -------------   ------------   -------------

Net asset value per share of outstanding common stock (net
  assets divided by 8,455,000; 7,355,820 and 5,300,000
  shares of common stock outstanding, respectively) ........  $      11.52    $     11.43    $      10.92
                                                              -------------   ------------   -------------
                                                              -------------   ------------   -------------

* Investments in securities at identified cost .............  $126,858,606    $110,256,332   $ 77,407,343
                                                              -------------   ------------   -------------
                                                              -------------   ------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

             1996 Annual Report  8  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Year Ended December 31, 1996
 ..................................................................

                                                                               AMERICAN       AMERICAN
                                                                AMERICAN      MUNICIPAL      MUNICIPAL
                                                               MUNICIPAL      TERM TRUST     TERM TRUST
                                                               TERM TRUST         II            III
                                                              ------------   ------------   ------------
INCOME:
Interest ...................................................  $ 8,725,957    $ 7,384,700    $ 4,963,958
                                                              ------------   ------------   ------------

EXPENSES (NOTE 5):
Investment management fee ..................................      350,792        302,212        209,135
Administrative fee .........................................      210,475        181,327        125,481
Remarketing agent fee ......................................      108,021         94,043         67,609
Custodian and accounting fees ..............................       78,477         67,544         52,845
Transfer agent fees ........................................       10,654          9,341          6,665
Reports to shareholders ....................................       28,375         21,647         20,917
Directors' fees ............................................       11,226          8,812          8,812
Audit and legal fees .......................................       52,331         42,724         42,688
Other expenses .............................................       41,077         40,796         39,674
                                                              ------------   ------------   ------------
  Total expenses ...........................................      891,428        768,446        573,826
Less expenses paid indirectly ..............................       (5,571)        (5,239)        (6,534)
                                                              ------------   ------------   ------------

  Total net expenses .......................................      885,857        763,207        567,292
                                                              ------------   ------------   ------------

  Net investment income ....................................    7,840,100      6,621,493      4,396,666
                                                              ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................      912,314        298,902        230,484
Net change in unrealized appreciation or depreciation of
  investments ..............................................   (3,877,256)    (2,841,031)    (1,679,008)
                                                              ------------   ------------   ------------

  Net loss on investments ..................................   (2,964,942)    (2,542,129)    (1,448,524)
                                                              ------------   ------------   ------------

  Net increase in net assets resulting from operations .....  $ 4,875,158    $ 4,079,364    $ 2,948,142
                                                              ------------   ------------   ------------
                                                              ------------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

             1996 Annual Report  9  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                  AMERICAN MUNICIPAL
                                                                      TERM TRUST
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/96      12/31/95
                                                              ------------   -----------
OPERATIONS:
Net investment income ......................................   $ 7,840,100   $ 7,934,990
Net realized gain (loss) on investments ....................       912,314       (51,340)
Net change in unrealized appreciation or depreciation of
  investments ..............................................    (3,877,256)   10,386,266
                                                              ------------   -----------

  Net increase in net assets resulting from operations .....     4,875,158    18,269,916
                                                              ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................    (5,499,132)   (5,499,132)
  Preferred stock dividends ................................    (1,410,067)   (1,690,429)
From net realized gains:
  Common stock dividends ...................................      (448,115)           --
  Preferred stock dividends ................................      (135,256)           --
                                                              ------------   -----------
    Total distributions ....................................    (7,492,570)   (7,189,561)
                                                              ------------   -----------
      Total increase (decrease) in net assets ..............    (2,617,412)   11,080,355

Net assets at beginning of year ............................   142,500,345   131,419,990
                                                              ------------   -----------

Net assets at end of year ..................................   $139,882,933  $142,500,345
                                                              ------------   -----------
                                                              ------------   -----------

Undistributed net investment income ........................   $ 5,318,473   $ 4,387,572
                                                              ------------   -----------
                                                              ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

             1996 Annual Report  10  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                  AMERICAN MUNICIPAL
                                                                    TERM TRUST II
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/96      12/31/95
                                                              ------------   -----------
OPERATIONS:
Net investment income ......................................   $ 6,621,493   $ 6,648,396
Net realized gain on investments ...........................       298,902       118,989
Net change in unrealized appreciation or depreciation of
  investments ..............................................    (2,841,031)    9,879,162
                                                              ------------   -----------

  Net increase in net assets resulting from operations .....     4,079,364    16,646,547
                                                              ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................    (4,563,551)   (4,563,551)
  Preferred stock dividends ................................    (1,247,224)   (1,455,027)
From net realized gains:
  Common stock dividends ...................................      (227,294)      (44,282)
  Preferred stock dividends ................................       (71,619)      (14,060)
                                                              ------------   -----------
    Total distributions ....................................    (6,109,688)   (6,076,920)
                                                              ------------   -----------
      Total increase (decrease) in net assets ..............    (2,030,324)   10,569,627

Net assets at beginning of year ............................   123,130,635   112,561,008
                                                              ------------   -----------

Net assets at end of year ..................................   $121,100,311  $123,130,635
                                                              ------------   -----------
                                                              ------------   -----------

Undistributed net investment income ........................   $ 4,440,413   $ 3,629,706
                                                              ------------   -----------
                                                              ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

             1996 Annual Report  11  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                  AMERICAN MUNICIPAL
                                                                    TERM TRUST III
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/96      12/31/95
                                                              ------------   -----------
OPERATIONS:
Net investment income ......................................   $ 4,396,666   $ 4,397,900
Net realized gain (loss) on investments ....................       230,484        (5,681)
Net change in unrealized appreciation or depreciation of
  investments ..............................................    (1,679,008)    9,213,825
                                                              ------------   -----------

  Net increase in net assets resulting from operations .....     2,948,142    13,606,044
                                                              ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................    (3,021,000)   (3,021,000)
  Preferred stock dividends ................................      (930,034)   (1,030,403)
From net realized gains:
  Common stock dividends ...................................       (15,900)           --
  Preferred stock dividends ................................        (5,298)           --
                                                              ------------   -----------
    Total distributions ....................................    (3,972,232)   (4,051,403)
                                                              ------------   -----------
      Total increase (decrease) in net assets ..............    (1,024,090)    9,554,641

Net assets at beginning of year ............................    85,488,501    75,933,860
                                                              ------------   -----------

Net assets at end of year ..................................   $84,464,411   $85,488,501
                                                              ------------   -----------
                                                              ------------   -----------

Undistributed net investment income ........................   $ 2,008,961   $ 1,563,329
                                                              ------------   -----------
                                                              ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

             1996 Annual Report  12  American Municipal Term Trusts

        Notes to Financial Statements
----------------------------------------

(1) ORGANIZATION
 ................................
               American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2001, April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2006, April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in high-quality municipal obligations including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols AXT, BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               The values of certain fixed income securities will be provided by an independent pricing service, which determines these valuations at a time earlier than the close of the New York Stock Exchange. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists will be valued using market quotations obtained from one or more dealers that make markets in the securities.

               Occasionally, events affecting the value of such securities may occur between the time valuations are determined and the close of the New York Stock Exchange. If events materially affecting the value of such securities occur, if the fund's management determines for any other reason that valuations provided by the pricing service or dealer are inaccurate or when market quotations are not readily available, securities will be valued at their fair value according to procedures decided upon in good faith by the Board of Directors. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

---------------------------------------------------------------------

             1996 Annual Report  13  American Municipal Term Trusts

---------------------------------------------------------------------

               Financial futures contracts are valued at the last settlement price established each day by the board of trade or exchange on which they are traded. Such valuations are determined using independent pricing services or prices quoted by independent brokers.

               Securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium computed on a level-yield basis, is accrued daily.

                  FUTURES TRANSACTIONS
               For hedging purposes, the funds may buy and sell financial futures contracts and related options. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

               Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires.

                  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
               Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-

---------------------------------------------------------------------

             1996 Annual Report  14  American Municipal Term Trusts

---------------------------------------------------------------------
               commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of December 31, 1996, American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III had entered into outstanding when-issued or forward commitments of $1,890,959, $1,626,937 and $305,047, respectively.

                  FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, in amounts sufficient to avoid the payment of any federal excise taxes.

               Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

               On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made to decrease accumulated net realized loss on investments and decrease undistributed net investment income by $11 for American Municipal Term Trust Inc. II.

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of

---------------------------------------------------------------------

             1996 Annual Report  15  American Municipal Term Trusts

---------------------------------------------------------------------
               business on the ex-dividend date and preferred stock dividends are accrued daily. Realized capital gains, if any, will be distributed at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ................................
               American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III have issued and, as of December 31, 1996, have outstanding 1,700 shares, 1,480 shares, and 1,064 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On December 31, 1996, the dividend rates were 4.15%, 3.75% and 5.00% for American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III, respectively.

               RP is a registered trademark of Merrill Lynch & Company.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 1996 were as follows:

                                                                   AMERICAN        AMERICAN
                                                   AMERICAN        MUNICIPAL       MUNICIPAL
                                                  MUNICIPAL       TERM TRUST      TERM TRUST
                                                  TERM TRUST          II              III
                                                 ------------     -----------     -----------
Purchases ...................................    $ 12,531,799     $8,753,105      $2,731,669
Proceeds from sales .........................    $ 12,296,395     $6,833,287      $3,093,680

---------------------------------------------------------------------

             1996 Annual Report  16  American Municipal Term Trusts

---------------------------------------------------------------------

               For the year ended December 31, 1996, no brokerage commissions were paid to Piper Jaffray Inc., an affiliated broker.

(5) EXPENSES
 ................................
               The funds have entered into the following agreements with Piper Capital Management Incorporated (the adviser and administrator):

               The investment advisory agreement provides the adviser with a monthly investment management fee equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the adviser provides investment advice and, in general, conducts the management and investment activity of the funds.

               The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator will provide reporting, regulatory and record-keeping services for the funds.

               The funds have entered into a remarketing agent agreement with Merrill Lynch, Pierce, Fenner & Smith (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

               In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

---------------------------------------------------------------------

             1996 Annual Report  17  American Municipal Term Trusts

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST

                                                             Fiscal year ended December 31,
                                                 -------------------------------------------------------
                                                  1996        1995        1994        1993        1992
                                                 -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, common stock, beginning of
  period ....................................    $ 11.83     $ 10.52     $ 11.89     $ 10.57     $  9.99
                                                 -------     -------     -------     -------     -------
Operations:
  Net investment income .....................       0.93        0.94        0.93        0.92        0.92
  Net realized and unrealized gains (losses)
    on investments ..........................      (0.35)       1.22       (1.50)       1.17        0.47
                                                 -------     -------     -------     -------     -------
    Total from operations ...................       0.58        2.16       (0.57)       2.09        1.39
                                                 -------     -------     -------     -------     -------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders .............      (0.65)      (0.65)      (0.65)      (0.65)      (0.65)
    Paid to preferred shareholders ..........      (0.17)      (0.20)      (0.15)      (0.12)      (0.16)
  From net realized gains
    Paid to common shareholders .............      (0.05)         --          --          --          --
    Paid to preferred shareholders ..........      (0.02)         --          --          --          --
                                                 -------     -------     -------     -------     -------
    Total distributions to shareholders .....      (0.89)      (0.85)      (0.80)      (0.77)      (0.81)
                                                 -------     -------     -------     -------     -------
Net asset value, common stock, end of
  period ....................................    $ 11.52     $ 11.83     $ 10.52     $ 11.89     $ 10.57
                                                 -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------
Market value, common stock, end of period ...    $ 11.25     $ 11.00     $ 10.00     $ 10.88     $ 10.50
                                                 -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------
SELECTED INFORMATION
Total return, common stock, net asset value
  (a) .......................................       3.47%      18.93%      (6.34%)     18.98%      12.68%
Total return, common stock, market value
  (b) .......................................       9.06%      16.91%      (2.11%)      9.83%      10.26%
Net assets at end of period (in millions) ...    $   140     $   143     $   131     $   143     $   132
Ratio of expenses to total average weekly net
  assets (c) ................................       0.64%       0.61%       0.58%       0.59%       0.62%
Ratio of expenses to average weekly net
  assets applicable to common shares (c) ....       0.91%       0.88%       0.84%       0.85%       0.92%
Ratio of net investment income to total
  average weekly net assets .................       5.59%       5.72%       5.80%       5.65%       6.03%
Ratio of net investment income to average
  weekly net assets applicable to common
  shares (d) ................................       6.57%       6.53%       7.04%       7.11%       7.44%
Portfolio turnover rate (excluding short-term
  securities) ...............................          9%          1%          1%          2%          4%
Remarketed preferred stock outstanding end of
  period (in millions) ......................    $    43     $    43     $    43     $    43     $    43
Asset coverage ratio (e) ....................        329%        335%        309%        336%        310%

(A) BASED ON THE CHANGE IN NET ASSET VALUE OF A COMMON SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(B) BASED ON THE CHANGE IN MARKET PRICE OF A COMMON SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S REINVESTMENT PLAN.
(C) BEGINNING IN FISCAL 1995, THE EXPENSE RATIOS REFLECT THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUND. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.
(D) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY AVERAGE WEEKLY NET ASSETS APPLICABLE TO COMMON SHARES.
(E)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.

---------------------------------------------------------------------

             1996 Annual Report  18  American Municipal Term Trusts

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                                             Fiscal year ended December 31,
                                                 -------------------------------------------------------
                                                  1996        1995        1994        1993        1992
                                                 -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, common stock, beginning of
  period ....................................    $ 11.71     $ 10.27     $ 11.66     $ 10.26     $  9.71
                                                 -------     -------     -------     -------     -------
Operations:
  Net investment income .....................       0.90        0.90        0.90        0.89        0.89
  Net realized and unrealized gains (losses)
    on investments ..........................      (0.35)       1.37       (1.52)       1.25        0.44
                                                 -------     -------     -------     -------     -------
    Total from operations ...................       0.55        2.27       (0.62)       2.14        1.33
                                                 -------     -------     -------     -------     -------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders .............      (0.62)      (0.62)      (0.62)      (0.62)      (0.62)
    Paid to preferred shareholders ..........      (0.17)      (0.20)      (0.15)      (0.12)      (0.16)
  From net realized gains
    Paid to common shareholders .............      (0.03)      (0.01)         --          --          --
    Paid to preferred shareholders ..........      (0.01)         --          --          --          --
                                                 -------     -------     -------     -------     -------
    Total distributions to shareholders .....      (0.83)      (0.83)      (0.77)      (0.74)      (0.78)
                                                 -------     -------     -------     -------     -------
Net asset value, common stock, end of
  period ....................................    $ 11.43     $ 11.71     $ 10.27     $ 11.66     $ 10.26
                                                 -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------
Market value, common stock, end of period ...    $ 10.75     $ 10.63     $  9.63     $ 10.75     $ 10.38
                                                 -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------
SELECTED INFORMATION
Total return, common stock, net asset value
  (a) .......................................       3.33%      20.48%      (6.80%)     20.03%      12.41%
Total return, common stock, market value
  (b) .......................................       7.66%      17.28%      (4.83%)      9.74%      11.59%
Net assets at end of period (in millions) ...    $   121     $   123     $   113     $   123     $   112
Ratio of expenses to total average weekly net
  assets (c) ................................       0.64%       0.62%       0.60%       0.60%       0.64%
Ratio of expenses to average weekly net
  assets applicable to common shares (c) ....       0.92%       0.90%       0.88%       0.87%       0.97%
Ratio of net investment income to total
  average weekly net assets .................       5.48%       5.58%       5.72%       5.51%       5.92%
Ratio of net investment income to average
  weekly net assets applicable to common
  shares (d) ................................       6.41%       6.35%       7.01%       6.89%       7.38%
Portfolio turnover rate (excluding short-term
  securities) ...............................          6%          3%          0%          2%         11%
Remarketed preferred stock outstanding end of
  period (in millions) ......................    $    37     $    37     $    37     $    37     $    37
Asset coverage ratio (e) ....................        327%        333%        304%        332%        304%

(A) BASED ON THE CHANGE IN NET ASSET VALUE OF A COMMON SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(B) BASED ON THE CHANGE IN MARKET PRICE OF A COMMON SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S REINVESTMENT PLAN.
(C) BEGINNING IN FISCAL 1995, THE EXPENSE RATIOS REFLECT THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUND. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.
(D) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY AVERAGE WEEKLY NET ASSETS APPLICABLE TO COMMON SHARES.
(E)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.

---------------------------------------------------------------------

             1996 Annual Report  19  American Municipal Term Trusts

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                                       Fiscal year ended December 31,            Period
                                                 -------------------------------------------      Ended
                                                  1996        1995        1994        1993       12/31/92(f)
                                                 -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, common stock, beginning of
  period ....................................    $ 11.11     $  9.31     $ 10.95     $  9.57     $ 9.44
                                                 -------     -------     -------     -------     -------
Operations:
  Net investment income .....................       0.83        0.83        0.83        0.81       0.04
  Net realized and unrealized gains (losses)
    on investments ..........................      (0.27)       1.73       (1.75)       1.36       0.14
                                                 -------     -------     -------     -------     -------
    Total from operations ...................       0.56        2.56       (0.92)       2.17       0.18
                                                 -------     -------     -------     -------     -------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders .............      (0.57)      (0.57)      (0.57)      (0.57)     (0.05)
    Paid to preferred shareholders ..........      (0.18)      (0.19)      (0.15)      (0.11)        --
                                                 -------     -------     -------     -------     -------
    Total distributions to shareholders .....      (0.75)      (0.76)      (0.72)      (0.68)     (0.05)
                                                 -------     -------     -------     -------     -------
Offering costs and underwriting discounts
  associated with the remarketed preferred
  stock .....................................         --          --          --       (0.11)        --
                                                 -------     -------     -------     -------     -------
Net asset value, common stock, end of
  period ....................................    $ 10.92     $ 11.11     $  9.31     $ 10.95     $ 9.57
                                                 -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------
Market value, common stock, end of period ...    $ 10.38     $ 10.13     $  8.50     $ 10.13     $ 9.88
                                                 -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------
SELECTED INFORMATION
Total return, common stock, net asset value
  (a) .......................................       3.65%      25.93%     (10.04%)     20.74%      1.88%
Total return, common stock, market value
  (b) .......................................       8.38%      26.32%     (10.93%)      8.35%     (0.78%)
Net assets at end of period (in millions) ...    $    84     $    85     $    76     $    85     $   51
Ratio of expenses to total average weekly net
  assets (c) ................................       0.69%       0.66%       0.64%       0.61%      0.60%(g)
Ratio of expenses to average weekly net
  assets applicable to common shares (c) ....       1.01%       0.98%       0.96%       0.91%      0.60%(g)
Ratio of net investment income to total
  average weekly net assets .................       5.26%       5.38%       5.53%       5.34%      4.90%(g)
Ratio of net investment income to average
  weekly net assets applicable to common
  shares (d) ................................       6.08%       6.05%       6.88%       6.85%      4.90%(g)
Portfolio turnover rate (excluding short-term
  securities) ...............................          3%          5%          3%          1%         0%
Remarketed preferred stock outstanding end of
  period (in millions) ......................    $    27     $    27     $    27     $    27     $   --
Asset coverage ratio (e) ....................        318%        321%        285%        318%        --

(A) BASED ON THE CHANGE IN NET ASSET VALUE OF A COMMON SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(B) BASED ON THE CHANGE IN MARKET PRICE OF A COMMON SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S REINVESTMENT PLAN.
(C) BEGINNING IN FISCAL 1995, THE EXPENSE RATIOS REFLECT THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUND. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.
(D) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY AVERAGE WEEKLY NET ASSETS APPLICABLE TO COMMON SHARES.
(E)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(F)  COMMENCEMENT OF OPERATIONS WAS NOVEMBER 27, 1992.
(G)  ADJUSTED TO AN ANNUAL BASIS.

---------------------------------------------------------------------

             1996 Annual Report  20  American Municipal Term Trusts

Investments in Securities
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST                                    December 31, 1996
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.7%):
  COLORADO (1.5%):
    Health Care Facility (FSA) (Prerefunded to 2/15/01),
      7.25%, 2/15/16 ....................................  $ 1,925,000(e)   $  2,156,770
                                                                            ------------
  DISTRICT OF COLUMBIA (3.4%):
    General Obligation (MBIA) (Callable 6/1/00 at 102),
      6.75%, 6/1/08 .....................................    4,400,000         4,767,444
                                                                            ------------
  FLORIDA (2.4%):
    Jacksonville Electric Authority (Prerefunded to
      10/1/00), 7.00%, 10/1/12 ..........................    3,000,000(e)      3,319,710
                                                                            ------------
  GEORGIA (2.2%):
    Municipal Electric Authority (MBIA) (Prerefunded to
      1/1/01), 7.00%, 1/1/16 ............................    2,840,000(e)      3,158,648
                                                                            ------------
  ILLINOIS (12.2%):
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................    1,525,000(e)      1,696,867
    Health Facilities Authority, Evangelical Hospital
      (FSA) (Callable 1/1/01 at 102), 7.13%, 1/1/21 .....    2,500,000         2,753,025
    Kankakee General Obligation (FGIC) (Callable 5/1/03
      at 102), 6.88%, 5/1/11 ............................    1,000,000         1,122,510
    State Dedicated Tax-Civic Center (AMBAC) (Callable
      12/15/00 at 102), 7.00%, 12/15/13 .................    4,500,000         4,955,580
    State Sales Tax Revenue (Prerefunded to 6/15/01),
      6.90%, 6/15/12-6/15/13 ............................    2,300,000(e)      2,564,707
    State Sales Tax Revenue (Prerefunded to 6/15/99),
      7.25%, 6/15/14 ....................................    3,650,000(e)      3,978,390
                                                                            ------------
                                                                              17,071,079
                                                                            ------------
  INDIANA (6.1%):
    Hamilton S.E. School Building Corporation (AMBAC)
      (Callable 1/1/01 at 102), 7.00%, 7/1/08 ...........    3,445,000         3,787,433
    Marion County Convention Center (AMBAC) (Callable
      6/1/01 at 102), 7.00%, 6/1/10 .....................      345,000           381,846
    Marion County Convention Center (AMBAC) (Prerefunded
      to 6/1/01), 7.00%, 6/1/10 .........................      870,000(e)        973,286

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  21  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    St. Joseph County Hospital Authority (MBIA)(Callable
      8/15/01 at 102), 7.00%, 8/15/11 ...................  $ 3,000,000      $  3,335,190
                                                                            ------------
                                                                               8,477,755
                                                                            ------------
  IOWA (0.8%):
    Dubuque Hospital Revenue (Callable 1/1/02 at 102),
      6.88%, 1/1/12 .....................................    1,000,000         1,068,530
                                                                            ------------
  LOUISIANA (0.1%):
    Parrish of St. Martin, Cargill Inc. Project (Callable
      10/1/02 at 102), 6.63%, 10/1/12 ...................      200,000(c)        213,358
                                                                            ------------
  MAINE (2.4%):
    Municipal Bond Bank (Prerefunded 11/1/01), 7.20%,
      11/1/13                                                3,000,000(e)      3,401,400
                                                                            ------------
  MINNESOTA (0.8%):
    East Grand Forks Industrial Development Revenue
      (Callable 4/1/01 at 102), 8.00%, 4/1/11 ...........    1,000,000         1,082,410
                                                                            ------------
  NEBRASKA (0.8%):
    Hospital Lease Investment Financing (MBIA) (Callable
      3/1/01 at 102), 7.00%, 3/1/06 .....................    1,000,000         1,103,510
                                                                            ------------
  NEVADA (6.2%):
    Clark County School District (MBIA) (Prerefunded to
      6/1/01), 7.00%, 6/1/09 ............................    3,000,000(e)      3,328,860
    University of Nevada Revenue (AMBAC) (Prerefunded to
      7/1/00), 7.13%, 7/1/16 ............................    2,720,000(e)      2,998,664
    Washoe County Limited Tax General Obligation,
      Zero-Coupon (MBIA), 7.12%, 7/1/06 .................    3,725,000(b)      2,293,669
                                                                            ------------
                                                                               8,621,193
                                                                            ------------
  PENNSYLVANIA (3.1%):
    Higher Education-Duquesne University (MBIA) (Callable
      4/1/01 at 100), 7.00%, 4/1/10 .....................    1,000,000         1,087,380
    Sayre Healthcare Facility (AMBAC) (Callable 3/1/01 at
      102), 7.00%, 3/1/11 ...............................    3,000,000         3,310,530
                                                                            ------------
                                                                               4,397,910
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  22  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  SOUTH DAKOTA (3.7%):
    Health and Education Facility Revenue (Callable
      5/1/01 at 102), 7.00%, 11/1/07 ....................  $ 3,000,000      $  3,229,980
    Rapid City Area School District (MBIA) (Prerefunded
      to 1/1/02), 7.20%, 1/1/11 .........................    1,770,000(e)      1,983,126
                                                                            ------------
                                                                               5,213,106
                                                                            ------------
  TENNESSEE (2.9%):
    Bristol Health and Education Facility (FGIC)
      (Prerefunded to 3/1/01), 7.00%, 9/1/11 ............    1,000,000(e)      1,110,350
    Housing Development Authority (FSA) (Callable 7/1/00
      at 103), 7.60%, 7/1/16 ............................    1,805,000         1,904,618
    Memphis-Shelby County Airport Authority (MBIA),
      5.25%, 2/15/01 ....................................    1,000,000(f)      1,007,300
                                                                            ------------
                                                                               4,022,268
                                                                            ------------
  TEXAS (17.3%):
    Austin Utility System Revenue (MBIA) (Prerefunded to
      5/15/01), 8.00%, 11/15/16 .........................      500,000(e)        570,100
    Corpus Christi Utility System Revenue (FGIC)
      (Callable 7/15/00 at 102), 7.00%, 7/15/10 .........    1,500,000         1,640,040
    Harris County Health Facilities (FSA) (Callable
      10/1/01 at 102), 6.85%, 10/1/06 ...................    2,000,000         2,215,300
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................    4,700,000(e)      5,192,983
    Houston Water and Sewer, Zero-Coupon (AMBAC), 7.14%,
      8/15/06 ...........................................    4,285,000(b)      2,622,077
    Lower Colorado River Authority (AMBAC) (Callable
      1/1/01 at 102), 7.00%, 1/1/11 .....................      415,000           456,251
    Lower Colorado River Authority (AMBAC) (Prerefunded
      to 1/1/01), 7.00%, 1/1/11 .........................      585,000(e)        650,409
    Lower Colorado River Authority, Zero-Coupon (AMBAC),
      7.17%, 1/1/06 .....................................      765,000(b)        483,228
    Municipal Power Agency, Zero-Coupon (AMBAC), 7.11%,
      9/1/06 ............................................    3,000,000(b)      1,831,620
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      7.11%, 2/1/06 .....................................    3,000,000(b)      1,886,970
    Trinity River Authority (AMBAC) (Prerefunded to
      8/1/00), 7.10%, 8/1/16 ............................    2,250,000(e)      2,459,002
    Weatherford Utility System, Water Revenue (MBIA)
      (Prerefunded to 9/1/01), 7.00%, 9/1/11 ............    3,750,000(e)      4,156,162
                                                                            ------------
                                                                              24,164,142
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  23  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  UTAH (2.8%):
    Intermountain Power Agency (FSA), 5.25%, 7/1/01 .....  $ 3,810,000      $  3,926,015
                                                                            ------------
  WASHINGTON (20.5%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), 7.60%, 7/1/25 .....................    3,375,000         3,778,481
    Chelan County Public Utilities District (MBIA),
      5.20%-5.35%, 7/1/00-7/1/01 ........................      885,000(f)        889,414
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/00), 7.00%, 12/1/09 ..........    1,450,000(e)      1,589,940
    Port Longview Industrial Development Revenue
      (Callable 2/1/01 at 102), 7.45%, 2/1/13 ...........    3,400,000         3,717,730
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15 .....................................    1,435,000(e)      1,575,874
    Public Power Supply System (Prerefunded to 1/1/01),
      7.63%, 7/1/10 .....................................    5,000,000(e)      5,648,900
    Public Power Supply System (Prerefunded to 7/1/00),
      7.38%, 7/1/12 .....................................    1,550,000(e)      1,724,964
    Public Power Supply System, Zero-Coupon (BIG), 7.15%,
      7/1/06 ............................................    1,500,000(b)        911,730
    Public Power Supply System, Zero-Coupon (FGIC),
      7.17%, 7/1/06 .....................................    5,000,000(b)      3,039,100
    Public Power Supply Systems, 5.00%-5.25%,
      7/1/00-7/1/01 .....................................    3,500,000         3,547,225
    Seattle Water Revenue (Prerefunded to 5/1/00), 7.25%,
      5/1/17 ............................................    2,000,000(e)      2,216,280
                                                                            ------------
                                                                              28,639,638
                                                                            ------------
  WEST VIRGINIA (3.6%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00), 7.25%, 7/1/15 ............................    4,000,000(e)      4,449,280
    State Water Development Authority (CGIC) (Callable
      11/1/01 at 102), 7.00%, 11/1/11 ...................      500,000           558,420
                                                                            ------------
                                                                               5,007,700
                                                                            ------------
  WISCONSIN (4.9%):
    Health and Education Facilities - Gundersen Clinic
      (FSA), 5.50%, 12/1/01 .............................    2,500,000         2,605,700
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Callable 8/15/00 at 102), 7.25%,
      8/15/19 ...........................................      105,000           115,683
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Prerefunded to 8/15/00), 7.25%,
      8/15/19 ...........................................    1,570,000(e)      1,748,666
    Health and Education Facility (MBIA) (Prerefunded to
      6/1/00), 7.00%, 6/1/20 ............................    1,600,000(e)      1,761,616

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  24  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), 6.75%, 6/1/12 .....................  $   650,000      $    688,675
                                                                            ------------
                                                                               6,920,340
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $123,858,606) ............................                    136,732,926
                                                                            ------------

MUNICIPAL SHORT-TERM SECURITIES (2.2%):
  INDIANA (1.6%):
    Hospital Equipment Finance Authority, 4.20%,
      12/1/15 ...........................................    2,200,000(d)      2,200,000
                                                                            ------------
  MICHIGAN (0.6%):
    Flint Hospital Building Authority, 4.20%, 7/1/15 ....      800,000(d)        800,000
                                                                            ------------

      Total Municipal Short-Term Securities
        (cost: $3,000,000) ..............................                      3,000,000
                                                                            ------------

      Total Investments in Securities
        (cost: $126,858,606) (g) ........................                   $139,732,926
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(C) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933. MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER ACCREDITED INVESTORS.
(D) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1996. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(E) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(F) ON DECEMBER 31, 1996, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $1,890,959.
(G) ON DECEMBER 31, 1996, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $126,791,652. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 12,941,274
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $ 12,941,274
                                            ------------
                                            ------------

---------------------------------------------------------------------

             1996 Annual Report  25  American Municipal Term Trusts

Investments in Securities
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                 December 31, 1996
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.2%):
  FLORIDA (6.7%):
    Manatee County, Zero-Coupon (MBIA), 6.91%,
      10/1/07 ...........................................  $ 2,995,000(b)   $  1,742,940
    Sumter County School District (CGIC), 7.15%,
      11/1/15 ...........................................    2,045,000         2,476,904
    University Community Hospital (FSA) (Prerefunded to
      9/1/00), 7.50%, 9/1/11 ............................    3,500,000(e)      3,935,155
                                                                            ------------
                                                                               8,154,999
                                                                            ------------

  ILLINOIS (24.3%):
    Belleville General Obligation (FGIC) (Callable
      12/1/01 at 100), 7.13%, 12/1/08 ...................    1,000,000         1,105,070
    Carbondale General Obligation (FGIC) (Prerefunded to
      5/1/01), 6.90%, 5/1/12 ............................    3,200,000(e)      3,502,336
    Central Lake County, Zero-Coupon (MBIA), 6.98%,
      5/1/07 ............................................    2,370,000(b)      1,377,586
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................    1,500,000(e)      1,669,050
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      11/15/00), 6.75%, 11/15/20 ........................    2,000,000(e)      2,203,480
    Commonwealth Edison Pollution Control (MBIA)
      (Callable 6/1/01 at 102), 7.25%, 6/1/11 ...........    3,000,000         3,349,980
    Cook County General Obligation (AMBAC) (Prerefunded
      to 11/1/01), 6.75%, 11/1/18 .......................    5,000,000(e)      5,569,850
    Decatur, Zero-Coupon (AMBAC), 6.98%, 10/1/07 ........    1,250,000(b)        710,862
    Health Facilities Authority, Evangelical Hospital
      (Callable 4/15/02 at 102), 6.75%,
      4/15/12-4/15/17 ...................................    3,500,000         3,696,340
    Kane County Public Building Authority (MBIA)
      (Prerefunded 12/1/99), 6.88%, 12/1/10 .............    1,000,000(e)      1,073,090
    Kendall, Kane, and Will Counties, Zero-Coupon (FGIC),
      6.96%, 3/1/07 .....................................      975,000(b)        571,711
    Lake County Water and Sewer System (AMBAC)
      (Prerefunded to 12/1/01), 6.75%,
      12/1/08-12/1/09 ...................................    4,215,000(e)      4,633,802
                                                                            ------------
                                                                              29,463,157
                                                                            ------------

  INDIANA (12.5%):
    Boonville School Building Corporation (Callable
      7/1/02 at 102), 6.90%, 7/1/09 .....................    2,000,000         2,218,920
    Indiana University, Zero-Coupon (AMBAC), 7.07%,
      8/1/07 ............................................    3,180,000(b)      1,824,302
    Lake Central Multi-District School Building
      Corporation (Prerefunded to 7/15/01), 7.00%,
      1/15/14-1/15/18 ...................................    2,500,000(e)      2,786,600

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  26  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Noblesville/Hamilton County School Building
      Corporation (Prerefunded to 2/1/01), 7.00%,
      2/1/13 ............................................  $ 1,000,000(e)   $  1,108,740
    Port Commission, Cargill Inc. Project (Callable
      5/1/02 at 102), 6.88%, 5/1/12 .....................      450,000(c)        490,199
    Purdue University (AMBAC) (Prerefunded to 7/1/01),
      7.00%, 7/1/14 .....................................    3,000,000(e)      3,341,820
    St. Joseph County Hospital Authority (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/12 ...................    3,000,000         3,332,670
                                                                            ------------
                                                                              15,103,251
                                                                            ------------

  IOWA (2.9%):
    Mason City Hospital Facilities (FSA) (Callable
      8/15/01 at 102), 6.88%, 8/15/09 ...................    1,265,000         1,399,836
    Polk County Health Facilities (MBIA) (Callable
      11/1/01 at 101), 7.10%, 11/1/09 ...................    1,895,000         2,106,747
                                                                            ------------
                                                                               3,506,583
                                                                            ------------

  KENTUCKY (0.9%):
    Owensboro Electric Light and Power, Zero-Coupon
      (AMBAC), 6.91%, 1/1/07 ............................    1,775,000(b)      1,060,243
                                                                            ------------

  LOUISIANA (2.7%):
    New Orleans General Obligation, Zero-Coupon (AMBAC),
      7.01%, 9/1/07 .....................................    5,000,000(b)      2,885,750
    Parrish of St. Martin, Cargill Inc. Project (Callable
      10/1/02 at 102), 6.63%, 10/1/12 ...................      300,000(c)        320,037
                                                                            ------------
                                                                               3,205,787
                                                                            ------------

  MICHIGAN (2.2%):
    State Housing Development Authority (FSA) (Callable
      10/15/02 at 103), 6.85%, 10/15/18 .................    1,000,000         1,058,680
    University Michigan Revenue (Callable 4/1/03 at 102),
      5.80%, 4/1/11 .....................................    1,500,000         1,540,275
                                                                            ------------
                                                                               2,598,955
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  27  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  MONTANA (2.7%):
    State Board of Investment (MBIA) (Callable 6/1/01 at
      102), 6.88%, 6/1/20 ...............................  $   845,000      $    929,830
    State Board of Investment (MBIA) (Callable 6/1/01 at
      102), 6.88%, 6/1/20 ...............................    2,155,000         2,369,601
                                                                            ------------
                                                                               3,299,431
                                                                            ------------

  NEW HAMPSHIRE (0.8%):
    Single Family Housing Authority (Callable 7/1/03 at
      102), 5.85%, 7/1/10 ...............................    1,000,000         1,012,680
                                                                            ------------

  NEW JERSEY (1.8%):
    State Educational Facilities Authority (Callable
      7/1/01 at 102), 6.88%, 7/1/10 .....................    2,000,000         2,133,460
                                                                            ------------

  NORTH DAKOTA (4.8%):
    Bismark Hospital Revenue (AMBAC) (Callable 5/1/01 at
      102), 6.90%, 5/1/06 ...............................    4,300,000         4,741,395
    Grand Forks Health Care Authority (MBIA) (Callable
      12/1/01 at 102), 6.63%, 12/1/10 ...................    1,000,000         1,085,920
                                                                            ------------
                                                                               5,827,315
                                                                            ------------

  SOUTH CAROLINA (1.4%):
    Lexington County Health Services (FSA) (Callable
      10/1/01 at 102), 6.75%, 10/1/18 ...................    1,600,000         1,748,288
                                                                            ------------

  TENNESSEE (1.0%):
    Memphis-Shelby County Airport Authority (MBIA),
      5.25%, 2/15/02 ....................................    1,235,000(f)      1,240,249
                                                                            ------------

  TEXAS (8.1%):
    Harris County Health Facilities (FSA) (Callable
      10/1/01 at 102), 7.00%, 10/1/14 ...................    2,225,000         2,478,583
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................    5,095,000(e)      5,629,415
    Houston Water and Sewer, Zero-Coupon (AMBAC), 6.91%,
      12/1/07 ...........................................    3,000,000(b)      1,700,220
                                                                            ------------
                                                                               9,808,218
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  28  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  WASHINGTON (17.8%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), 7.60%, 7/1/25 .....................  $ 3,000,000      $  3,358,650
    Chelan County Public Utilities District (MBIA),
      5.45%, 7/1/02 .....................................      385,000(f)        388,042
    Clark County Public Utility District (FGIC) (Callable
      1/1/01 at 102), 6.50%, 1/1/11 .....................    2,000,000         2,161,200
    King and Snohomish Counties School District (FGIC)
      (Callable 12/1/02 at 100), 6.63%, 12/1/12 .........      900,000           979,578
    Public Power Supply System (Callable 7/1/01 at 102),
      6.75%, 7/1/11 .....................................    1,350,000         1,436,778
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15 .....................................    3,875,000(e)      4,266,956
    Public Power Supply System (Prerefunded to 7/1/00),
      7.00%-7.38%, 7/1/11-7/1/12 ........................    5,225,000(e)      5,806,370
    Public Power Supply Systems, 5.25%, 7/1/01 ..........    2,000,000         2,041,720
    Snohomish County Solid Waste Revenue (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/10 ...................    1,000,000         1,115,550
                                                                            ------------
                                                                              21,554,844
                                                                            ------------

  WEST VIRGINIA (4.1%):
    School Building Authority (MBIA) (Callable 7/1/00 at
      102), 6.75%, 7/1/17 ...............................    2,500,000         2,711,625
    State Water Development Authority (Prerefunded to
      11/1/01), 7.30%-7.40%, 11/1/11-11/1/19 ............    2,000,000(e)      2,270,190
                                                                            ------------
                                                                               4,981,815
                                                                            ------------

  WISCONSIN (3.5%):
    Health and Education Facilities - Gundersen Clinic
      (FSA), 5.10%, 12/1/02 .............................    3,000,000         3,070,740
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), 6.75%, 6/1/12 .....................    1,150,000         1,218,425
                                                                            ------------
                                                                               4,289,165
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $108,106,332) ............................                    118,988,440
                                                                            ------------

MUNICIPAL SHORT-TERM SECURITIES (1.8%):
  ILLINOIS (0.2%):
    Health Facilities Authority, 3.50%, 1/1/16 ..........      200,000(d)        200,000
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  29  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  INDIANA (1.6%):
    Hospital Equipment Finance Authority, 4.20%,
      12/1/15 ...........................................  $ 1,950,000(d)   $  1,950,000
                                                                            ------------

      Total Municipal Short-Term Securities
        (cost: $2,150,000) ..............................                      2,150,000
                                                                            ------------

      Total Investments in Securities
        (cost: $110,256,332) (g) ........................                   $121,138,440
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(C) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933. MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER ACCREDITED INVESTORS.
(D) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1996. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(E) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(F) ON DECEMBER 31, 1996, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $1,626,937.
(G) ON DECEMBER 31, 1996, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $110,185,839. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 10,954,231
      GROSS UNREALIZED DEPRECIATION ......        (1,630)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $ 10,952,601
                                            ------------
                                            ------------

---------------------------------------------------------------------

             1996 Annual Report  30  American Municipal Term Trusts

Investments in Securities
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                                December 31, 1996
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.4%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue (MBIA)
      (Callable 11/1/02 at 102), 6.45%, 11/1/17 .........  $   500,000      $    537,815
                                                                            ------------

  COLORADO (1.2%):
    Snowmass Village Multifamily Housing (FSA) (Callable
      12/15/02 at 102), 6.25%, 12/15/16 .................    1,000,000         1,033,460
                                                                            ------------

  DISTRICT OF COLUMBIA (3.5%):
    Catholic University of America (Connie Lee) (Callable
      10/1/03 at 102), 6.30%, 10/1/13 ...................    1,000,000         1,053,100
    General Obligation (MBIA), 4.75%, 6/1/03 ............    1,960,000         1,947,201
                                                                            ------------
                                                                               3,000,301
                                                                            ------------

  FLORIDA (0.7%):
    Broward County School District, Zero-Coupon (MBIA),
      6.55%, 2/15/08 ....................................    1,000,000(b)        564,980
                                                                            ------------

  ILLINOIS (19.6%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      1/1/03), 6.35%, 1/1/22 ............................    1,000,000(d)      1,108,020
    Health Facility-Alexian Brothers Medical Center
      (MBIA) (Callable 1/1/02 at 102), 6.38%, 1/1/15 ....    1,125,000         1,190,588
    Health Facility-Elmhurst Memorial Hospital (FGIC)
      (Callable 1/1/02 at 102), 6.50%, 1/1/12 ...........    1,190,000         1,279,857
    Health Facility-Lutheran General Systems (FSA)
      (Callable 4/1/03 at 102), 6.13%, 4/1/12 ...........    1,000,000         1,075,190
    Henry Hospital District (AMBAC) (Callable 12/1/02 at
      100), 6.60%, 12/1/17 ..............................    2,000,000         2,141,460
    Lake County Housing and Finance Corporation (FHA)
      (Callable 11/1/02 at 100), 6.70%, 11/1/14 .........    2,000,000         2,071,820
    Rochelle Water and Sewer Revenue (Callable 5/1/02 at
      102), 7.15%, 5/1/14 ...............................    2,000,000         2,176,140
    State General Obligation (CGIC) (Callable 10/1/02 at
      102), 6.25%, 10/1/12 ..............................    3,370,000         3,589,690
    State Sales Tax Revenue (Callable 6/15/02 at 101),
      5.50%, 6/15/20 ....................................    2,000,000         1,917,380
                                                                            ------------
                                                                              16,550,145
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  31  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  INDIANA (18.5%):
    Crawfordsville School Building Corporation (Callable
      1/1/03 at 102), 6.25%, 7/1/11 .....................  $ 1,500,000      $  1,575,495
    Freemont Middle School Building (AMBAC) (Prerefunded
      to 3/15/02), 6.75%, 3/15/13 .......................    3,000,000(d)      3,335,310
    Health Facilities-Community Hospital Project (MBIA)
      (Callable 5/1/02 at 102), 6.40%, 5/1/12 ...........    5,000,000         5,341,100
    Health Facilities-Methodist Hospital (AMBAC)
      (Callable 9/1/02 at 102), 5.75%, 9/1/15 ...........    1,750,000         1,748,845
    Indianapolis Public Improvement Bonds (Callable
      2/1/03 at 102), 6.75%, 2/1/20 .....................    1,250,000         1,357,575
    Lake County Redevelopment Authority (Callable 2/1/05
      at 102), 6.45%, 2/1/11 ............................    1,600,000         1,731,168
    Patoka Lake Regional Water and Sewer District (AMBAC)
      (Callable 1/1/04 at 101), 6.45%, 1/1/15 ...........      500,000           539,315
                                                                            ------------
                                                                              15,628,808
                                                                            ------------

  IOWA (1.5%):
    Cedar Rapids Hospital Facilities (FGIC) (Callable
      8/15/03 at 102), 6.13%, 8/15/13 ...................    1,200,000         1,260,516
                                                                            ------------

  KANSAS (1.7%):
    Kansas City Utility Systems, Zero-Coupon (AMBAC),
      6.40%, 3/1/08 .....................................    2,575,000(b)      1,443,753
                                                                            ------------

  MAINE (2.6%):
    Water and Sewer Revenue (Callable 11/1/02 at 102),
      6.60%, 11/1/15 ....................................    2,000,000         2,161,960
                                                                            ------------

  MICHIGAN (1.8%):
    Municipal Bond Authority Revenue (Callable 11/1/02 at
      102), 6.50%, 5/1/16 ...............................    1,000,000         1,061,220
    State Building Authority (Callable 10/1/02 at 102),
      6.25%, 10/1/12 ....................................      400,000           420,096
                                                                            ------------
                                                                               1,481,316
                                                                            ------------

  NEW MEXICO (1.3%):
    Las Cruces Health Facility-Evangelical Lutheran
      Project (CGIC) (Callable 12/1/02 at 102), 6.45%,
      12/1/17 ...........................................    1,000,000         1,073,170
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  32  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  NORTH DAKOTA (3.8%):
    Mercer County Pollution Control Revenue (AMBAC),
      7.20%, 6/30/13 ....................................  $ 2,700,000      $  3,231,333
                                                                            ------------

  RHODE ISLAND (1.5%):
    State Health and Education Building Corporation
      (Connie Lee) (Callable 4/1/03 at 102), 6.38%,
      4/1/12 ............................................    1,200,000         1,280,640
                                                                            ------------

  SOUTH CAROLINA (2.0%):
    Piedmont Municipal Power Agency (MBIA) (Callable
      1/1/03 at 102), 6.30%, 1/1/14 .....................    1,600,000         1,692,016
                                                                            ------------

  SOUTH DAKOTA (6.1%):
    Heartland Consumers Power District (FSA), 6.00%,
      1/1/12-1/1/17 .....................................    1,085,000         1,161,228
    State Building Authority (AMBAC) (escrowed to
      maturity), 6.63%, 9/1/12 ..........................    3,600,000         3,962,952
                                                                            ------------
                                                                               5,124,180
                                                                            ------------

  TEXAS (20.0%):
    Austin Utility System Revenue, Zero-Coupon (MBIA),
      6.53%, 11/15/08 ...................................    5,000,000(b)      2,665,300
    Houston Water and Sewer Revenue (FSA) (Callable
      12/1/02 at 102), 6.38%, 12/1/14 ...................    2,000,000         2,109,020
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02), 6.63%, 4/1/17 ............    3,300,000(d)      3,665,970
    Pflugerville Independent School District (Callable
      8/15/04 at 100), 5.75%, 8/15/15 ...................      975,000           988,426
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      6.40%, 2/1/08 .....................................    4,500,000(b)      2,501,145
    San Antonio Water System Revenue (MBIA) (Callable
      5/15/02 at 102), 6.50%, 5/15/10 ...................    3,000,000         3,272,610
    State Capital Appreciation, Zero-Coupon (FGIC),
      6.43%, 4/1/08 .....................................    3,100,000(b)      1,717,245
                                                                            ------------
                                                                              16,919,716
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

             1996 Annual Report  33  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  WASHINGTON (7.8%):
    Chelan County Public Utilities District (MBIA),
      5.55%, 7/1/03 .....................................  $   305,000(e)   $    308,837
    Public Power Supply System (Callable 7/1/01 at 102),
      6.50%, 7/1/18 .....................................    2,515,000         2,629,256
    Public Power Supply System (Callable 7/1/02 at 102),
      6.25%, 7/1/12 .....................................    3,555,000         3,639,254
                                                                            ------------
                                                                               6,577,347
                                                                            ------------

  WEST VIRGINIA (3.2%):
    Clarksburg Water Revenue (Asset Guaranty) (Callable
      9/1/02 at 102), 6.25%, 9/1/14 .....................    2,620,000         2,738,843
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $76,007,343) .............................                     82,300,299
                                                                            ------------

MUNICIPAL SHORT-TERM SECURITIES (1.7%):
  INDIANA (1.7%):
    Hospital Equipment Finance Authority, 4.20%, 12/1/15
      (cost: $1,400,000) ................................    1,400,000(c)      1,400,000
                                                                            ------------

      Total Investments in Securities
        (cost: $77,407,343) (f) .........................                   $ 83,700,299
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(C) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1996. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(D) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(E) ON DECEMBER 31, 1996, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $305,047.
(F) ON DECEMBER 31, 1996, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $77,364,870. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  6,335,429
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  6,335,429
                                            ------------
                                            ------------

---------------------------------------------------------------------

             1996 Annual Report  34  American Municipal Term Trusts

Independent Auditors' Report
----------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
AMERICAN MUNICIPAL TERM TRUST INC.,
AMERICAN MUNICIPAL TERM TRUST INC. II AND
AMERICAN MUNICIPAL TERM TRUST INC. III:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights presented in note 6 to the financial statements. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III as of December 31, 1996, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
February 7, 1997

---------------------------------------------------------------------

             1996 Annual Report  35  American Municipal Term Trusts

        Federal Income Tax Information
----------------------------------------

               The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax adviser on how to report these distributions at the state and local levels.

                  COMMON STOCK INCOME DISTRIBUTIONS
                  100%, 100% AND 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY

                                                                           AMERICAN
                                                 AMERICAN     AMERICAN     MUNICIPAL
                                                 MUNICIPAL    MUNICIPAL      TERM
                                                   TERM         TERM        TRUST
PAYABLE DATE                                      TRUST       TRUST II       III
---------------------------------------------    --------     --------     --------
February 21, 1996 ...........................    $0.0542      $0.0517      $0.0475
March 27, 1996 ..............................     0.0542       0.0517       0.0475
April 24, 1996 ..............................     0.0542       0.0517       0.0475
May 29, 1996 ................................     0.0542       0.0517       0.0475
June 26, 1996 ...............................     0.0542       0.0517       0.0475
July 24, 1996 ...............................     0.0542       0.0517       0.0475
August 28, 1996 .............................     0.0542       0.0517       0.0475
September 25, 1996 ..........................     0.0542       0.0517       0.0475
October 23, 1996 ............................     0.0542       0.0517       0.0475
November 27, 1996 ...........................     0.0542       0.0517       0.0475
December 18, 1996 ...........................     0.0542       0.0517       0.0475
January 10, 1997 ............................     0.0542       0.0517       0.0475
                                                 --------     --------     --------
    Total ...................................    $0.6504      $0.6204      $0.5700
                                                 --------     --------     --------
                                                 --------     --------     --------

                  COMMON STOCK LONG-TERM GAINS
                  (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                                                           AMERICAN
                                                 AMERICAN     AMERICAN     MUNICIPAL
                                                 MUNICIPAL    MUNICIPAL      TERM
                                                   TERM         TERM        TRUST
PAYABLE DATE                                      TRUST       TRUST II       III
---------------------------------------------    --------     --------     --------
November 27, 1996 ...........................    $0.0530      $0.0309      $    --
December 18, 1996 ...........................         --           --       0.0030
                                                 --------     --------     --------
    Total ...................................    $0.0530      $0.0309      $0.0030
                                                 --------     --------     --------
                                                 --------     --------     --------

---------------------------------------------------------------------

             1996 Annual Report  36  American Municipal Term Trusts

---------------------------------------------------------------------

                  PREFERRED STOCK INCOME DISTRIBUTIONS
                  (INCOME FROM TAX-EXEMPT SECURITIES, 100%, 100% AND 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                                                           AMERICAN
                                                 AMERICAN     AMERICAN     MUNICIPAL
                                                 MUNICIPAL    MUNICIPAL      TERM
                                                   TERM         TERM        TRUST
                                                  TRUST       TRUST II       III
                                                 --------     --------     --------
    Total ...................................    $829.45      $842.72      $874.09
                                                 --------     --------     --------
                                                 --------     --------     --------

                  PREFERRED STOCK LONG-TERM GAINS
                  (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                                             AMERICAN    AMERICAN
                                                 AMERICAN    MUNICIPAL   MUNICIPAL
                                                 MUNICIPAL    TERM        TERM
                                                  TERM        TRUST      TRUST
PAYABLE DATE                                      TRUST        II         III
---------------------------------------------    -------     -------     ------
November 5, 1996 ............................    $   --      $25.41      $  --
November 7, 1996 ............................     25.41          --         --
November 12, 1996 ...........................        --       22.98         --
November 14, 1996 ...........................     25.41          --         --
November 21, 1996 ...........................     25.41          --         --
November 27, 1996 ...........................      3.33          --         --
December 16, 1996 ...........................        --          --       4.98
                                                 -------     -------     ------
    Total ...................................    $79.56      $48.39      $4.98
                                                 -------     -------     ------
                                                 -------     -------     ------

---------------------------------------------------------------------

             1996 Annual Report  37  American Municipal Term Trusts

        Shareholder Update
----------------------------------------

                  ANNUAL MEETING RESULTS
               An annual meeting of fund's shareholders was held on August 23, 1996. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

               (1) The funds' preferred shareholders elected the following directors:

                                                            SHARES
                                                 SHARES     WITHHOLDING
                                                 VOTED      AUTHORITY
                                                 "FOR"      TO VOTE
                                                 ------     ---
AMERICAN MUNICIPAL TERM TRUST
David T. Bennett ............................    1,546       2
William H. Ellis ............................    1,546       2
AMERICAN MUNICIPAL TERM TRUST II
David T. Bennett ............................    1,469       9
William H. Ellis ............................    1,467      11
AMERICAN MUNICIPAL TERM TRUST III
David T. Bennett ............................      831       4
William H. Ellis ............................      831       4

               (2) The funds' preferred and common shareholders, voting as a class, elected the following directors:

                                                                 SHARES
                                                   SHARES       WITHHOLDING
                                                   VOTED        AUTHORITY
                                                   "FOR"        TO VOTE
                                                 ----------     --------
AMERICAN MUNICIPAL TERM TRUST
Jaye F. Dyer ................................    7,749,819      263,457
Karol D. Emmerich ...........................    7,763,638      249,636
Luella G. Goldberg ..........................    7,763,638      249,636
George Latimer ..............................    7,758,327      254,947
AMERICAN MUNICIPAL TERM TRUST II
Jaye F. Dyer ................................    6,689,531      140,695
Karol D. Emmerich ...........................    6,686,700      143,526
Luella G. Goldberg ..........................    6,683,613      146,613
George Latimer ..............................    6,690,041      140,185
AMERICAN MUNICIPAL TERM TRUST III
Jaye F. Dyer ................................    4,891,004       74,535
Karol D. Emmerich ...........................    4,888,329       77,210
Luella G. Goldberg ..........................    4,887,129       78,410
George Latimer ..............................    4,891,129       74,410

---------------------------------------------------------------------

             1996 Annual Report  38  American Municipal Term Trusts

---------------------------------------------------------------------

               (3) The funds' preferred and common shareholders, voting as a class, ratified the selection by a majority of the independent members of the funds' Boards of Directors of KPMG Peat Marwick LLP as the independent public accountants for the funds for the fiscal year ending December 31, 1996. The following votes were cast regarding this matter:

                                                   SHARES       SHARES
                                                   VOTED         VOTED                   BROKER
                                                   "FOR"        "AGAINST"   ABSTENTIONS  NON-VOTES
                                                 ----------     -------     --------     ---
AXT .........................................    7,817,124      56,541      139,608       0
BXT .........................................    6,686,870      62,542       80,814       0
CXT .........................................    4,859,919      33,675       71,944       0

                  TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
               As a shareholder, you may choose to participate in the Dividend Reinvestment Plan. It's a convenient and economical way to buy additional shares of the fund by automatically reinvesting dividends and capital gains. The plan is administered by Investors Fiduciary Trust Company (IFTC), the plan agent.

                  ELIGIBILITY/PARTICIPATION
               You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

               If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the fund. To enroll in this plan, call IFTC at 1-800-543-1627. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

               Banks, brokers or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing IFTC at least 10 days before each share's dividend and/or capital gains distribution.

---------------------------------------------------------------------

             1996 Annual Report  39  American Municipal Term Trusts

---------------------------------------------------------------------

                  PLAN ADMINISTRATION
               Beginning no more than five business days before the dividend payment date, IFTC will buy shares of the fund on the New York Stock Exchange (NYSE) or elsewhere on the open market.

               The fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less than the fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

               There is no direct charge for reinvestment of dividends and capital gains, since IFTC fees are paid for by the fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

               IFTC maintains accounts for plan participants holding shares in certificate form. You will receive a monthly statement detailing total dividend and capital gain distributions, date of investment, shares acquired, price per share, and total shares held in your account, both certificate-form shares and unissued shares acquired through the plan.

                  TAX INFORMATION
               Distributions invested in additional shares of the fund are subject to income tax, just as they would be if received in cash. In general, the tax basis of such shares will equal the price paid by IFTC plus the pro rata share of any commission. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

---------------------------------------------------------------------

             1996 Annual Report  40  American Municipal Term Trusts

---------------------------------------------------------------------

                  PLAN WITHDRAWAL
               If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written notice to IFTC. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

               If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

               If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

                  PLAN AMENDMENT/TERMINATION
               The fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before the record date for such dividend or distribution. The plan may also be amended or terminated by IFTC with at least 90 days written notice to participants in the plan.

               Any question about the plan should be directed to your investment professional or to Investors Fiduciary Trust Company, P.O. Box 419432, Kansas City, Missouri 64141, 1-800-543-1627.

---------------------------------------------------------------------

             1996 Annual Report  41  American Municipal Term Trusts

        Directors and Officers
----------------------------------------

                  DIRECTORS
               David T. Bennett, CHAIRMAN, HIGHLAND HOMES, INC., USL PRODUCTS,
                   INC., KIEFER BUILT, INC., OF COUNSEL, GRAY, PLANT, MOOTY, MOOTY & BENNETT, P.A.
               Jaye F. Dyer, PRESIDENT, DYER MANAGEMENT COMPANY
               William H. Ellis, PRESIDENT, PIPER JAFFRAY COMPANIES INC., PIPER
                   CAPITAL MANAGEMENT INCORPORATED
               Karol D. Emmerich, PRESIDENT, THE PARACLETE GROUP
               Luella G. Goldberg, DIRECTOR, TCF FINANCIAL, RELIASTAR FINANCIAL
                   CORP., HORMEL FOODS CORP.
               David A. Hughey, RETIRED EXECUTIVE VICE PRESIDENT AND CHIEF
                   ADMINISTRATIVE OFFICER OF DEAN WITTER INTERCAPITAL INC. AND DEAN WITTER TRUST CO.
               George Latimer, CHIEF EXECUTIVE OFFICER, NATIONAL EQUITY FUNDS

                  OFFICERS

William H. Ellis,
    CHAIRMAN OF THE BOARD
Paul A. Dow,
    PRESIDENT
Robert H. Nelson,
    VICE PRESIDENT AND TREASURER
Susan Sharp Miley,
    SECRETARY

                  INVESTMENT ADVISER
               Piper Capital Management Incorporated
               222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804

                  CUSTODIAN AND TRANSFER AGENT
               Investors Fiduciary Trust Company
               127 WEST 10TH STREET, KANSAS CITY, MO 64105-1716

                  LEGAL COUNSEL
               Dorsey & Whitney LLP
               220 SOUTH SIXTH STREET, MINNEAPOLIS, MN 55402

                  INDEPENDENT AUDITORS
               KPMG Peat Marwick LLP
               4200 NORWEST CENTER, MINNEAPOLIS, MN 55402

---------------------------------------------------------------------

             1996 Annual Report  42  American Municipal Term Trusts

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     1996 Annual Report                43     American Municipal Term Trusts

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     1996 Annual Report                44      American Municipal Term Trusts

GLOSSARY OF TERMS ***
--------------------------------------------------------------------------------
BENCHMARK
An established basis of comparison for an investment's performance, a benchmark may be an unmanaged index or a group of similar investments.

INTEREST RATE RISK
Interest rate risk is the risk that after an investor purchases a bond, interest rates will rise and the price of the bond will go down.

PREFERRED STOCK
Preferred stock pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.


FOR MORE INFORMATION

BY PHONE [GRAPHIC]

1 800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services representatives are ready to answer your questions.

TO LISTEN TO MONTHLY FUND UPDATES
press 3, press 2, then press:

33   American Municipal Term Trusts

TO ORDER LITERATURE
press 5, ask a service representative to mail you additional literature, including a Quarterly Update. You can also request to be put on a mailing list to receive this information automatically each quarter.

BY MAIL [GRAPHIC]

Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the fund's shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 1 800 866-7778, or mail a request to us.


ON-LINE  [GRAPHIC]

http://www.piperjaffray.com/
money_management/

***-This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

[LOGO]                                                     ------------
                                                           Bulk Rate
                                                           U.S. Postage
PIPER CAPITAL MANAGEMENT INCORPORATED                      PAID
222 SOUTH NINTH STREET                                     Permit No. 3008
MINNEAPOLIS, MN   55402-3804                               Mpls., MN


[LOGO] THIS DOCUMENT IS PRINTED ON PAPER MADE FROM
       100% TOTAL RECOVERED FIBER, INCLUDING 15% POST-CONSUMER WASTE.

#11200    2/1997    108-97